Earnings/(loss) per share - Additional Information (Detail)	6 Months Ended
Jun. 30, 2024 shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares restricted stock	7,947
If Converted Method [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred Stock, Convertible, Shares Issuable	11,930,327
Representative Purchase Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Class of warrant or right, outstanding	15,400,339